Credit Risk - Disclosure of Quantitative Criteria of Credit Risk Exposure (Detail) - Probability of default	12 Months Ended
Dec. 31, 2020
Corporate and commercial banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Mortgages | Retail banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Consumer (auto) finance | Retail banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.00%
Personal loans | Retail banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Credit cards | Retail banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.40%
Overdrafts | Retail banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	2.60%